Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents, Period Increase (Decrease), Total	$ (53)	$ 57	$ (72)
OPERATING ACTIVITIES:
Net income	394	475	524
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	187	193	177
Amortization of deferred financing fees	8	7	7
Gain on disposal of assets	7	13	14
Loss on extinguishment of debt	0	0	36
Non-cash unit-based compensation expense	17	14	16
Deferred income tax	13	28	10
Inventory adjustments	114	(5)	(190)
Equity in earnings of unconsolidated affiliates	(5)	(4)	(4)
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	34	(312)	(231)
Receivables from affiliates	(5)	(3)	(1)
Inventories	(182)	(172)	38
Other assets	47	(94)	(95)
Accounts payable	(101)	390	296
Accounts payable to affiliates	61	50	(20)
Accrued expenses and other current liabilities	43	0	9
Other non-current liabilities	(18)	7	(15)
Net cash provided by operating activities	600	561	543
Cash flow from investing activities:
Capital expenditures	(215)	(186)	(174)
Proceeds from disposal of property and equipment	31	32	34
Payments for (Proceeds from) Other Investing Activities	(2)	0	0
Distributions from unconsolidated affiliates in excess of cumulative earnings	9	8	9
Cash paid for acquisitions, net of cash acquired	(111)	(318)	(256)
Net cash used in investing activities	(288)	(464)	(387)
FINANCING ACTIVITIES:
Senior Notes borrowings	500	0	800
Senior Notes repayments	0	0	(1,252)
Credit Facility borrowings	3,283	4,127	1,922
Credit Facility repayments	(3,772)	(3,808)	(1,341)
Loan origination costs	(5)	0	0
Cash distribution to unitholders, including incentive distributions	371	359	357
Net cash used in financing activities	(365)	(40)	(228)
Cash and cash equivalents at beginning of period	82	25	97
Cash and cash equivalents at end of period	29	82	25
Supplemental Cash Flow Elements [Abstract]
Change in note payable to affiliate	2	6	4
Noncash or Part Noncash Acquisition, Payables Assumed	0	10	0
Interest paid	202	176	174
Income taxes paid, net	$ (29)	$ (30)	$ (14)